CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 606	$ 76
Accounts receivable, net of allowance	201,845	174,797
Inventories, net	5,409	5,765
Prepaid expenses	12,140	3,459
Other current assets	2,021	1,592
Current assets of discontinued operations	4,502	6,534
Total current assets	226,523	192,223
Property and equipment, net	50,682	33,794
Intangible assets, net	364,174	345,816
Goodwill	28,723	58,522
Other long-term assets	1,657	1,241
Non-current assets of discontinued operations		9,272
Total assets	671,759	640,868
Current liabilities:
Current portion of long-term debt and capital lease obligations	127,375	27,249
Current portion of contingent consideration	9,299	9,968
Accounts payable	60,726	55,749
Accrued expenses	52,986	65,172
Contract liabilities	14,773	14,945
Current liabilities of discontinued operations	2,048	3,365
Total current liabilities	267,207	176,448
Capital lease obligations, net of current portion	19,851	15,959
Long-term debt, net of current portion and deferred financing fees	418,813	397,464
Contingent consideration, net of current portion	21,457	8,161
Distributions payable	11,409	11,409
Non-current liabilities of discontinued operations		1,793
Total liabilities	738,737	611,234
Commitments and contingencies (Notes 8 and 12)
(Deficit) / Equity:
Preferred units, 25,000 units authorized, issued and outstanding as of December 31, 2020		25,000
Common Stock	1	1
Additional paid in capital	252,593	208,322
Accumulated deficit	(320,080)	(204,086)
Accumulated other comprehensive income	507	396
Total (deficit) / equity	(66,978)	29,634
Total liabilities and deficit	671,759	640,868
Class A Common Stock
(Deficit) / Equity:
Common Stock	$ 1	$ 1